Transfer of Financial Assets, Assets Pledged and Received as Collateral - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Transfers of Financial Assets [Abstract]
Securities and other financial assets accepted as collateral	€ 557,837	€ 479,022
Of which:
Collateral sold or repledged	€ 431,792	€ 366,245